Fair Value Measurements (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fixed Maturities [Member] | Available-for-sale Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 3,842		$ 5,658
Total realized/unrealized gains (losses) included in net income	(133)	[1],[2]	(91)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	563	[3]	200	[3]
Purchases	677		248
Settlements	(432)		(439)
Sales	(493)		(426)
Transfers into Level 3	1,293	[4]	836	[4]
Transfers out of Level 3	(1,148)	[4]	(2,144)	[4]
Fair value, Ending Balance	4,169		3,842
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(52)	[2],[5]	(74)	[2],[5]
Fixed Maturities [Member] | Residential Mortgage Backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	933		1,105
Total realized/unrealized gains (losses) included in net income	(68)	[1],[2]	(21)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	298	[3]	(3)	[3]
Purchases	289		25
Settlements	(125)		(111)
Sales	(173)		(16)
Transfers into Level 3	2	[4]	69	[4]
Transfers out of Level 3	(23)	[4]	(115)	[4]
Fair value, Ending Balance	1,133		933
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[2],[5]	(15)	[2],[5]
Fixed Maturities [Member] | Municipal [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	382		258
Total realized/unrealized gains (losses) included in net income	(5)	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	34	[3]	46	[3]
Purchases	174		87
Settlements	0		0
Sales	(91)		0
Transfers into Level 3	0	[4]	0	[4]
Transfers out of Level 3	(325)	[4]	(9)	[4]
Fair value, Ending Balance	169		382
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(5)	[2],[5]	0	[2],[5]
Fixed Maturities [Member] | Foreign Government Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	37		40
Total realized/unrealized gains (losses) included in net income	0	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	1	[3]	0	[3]
Purchases	9		0
Settlements	(4)		(3)
Sales	(11)		0
Transfers into Level 3	2	[4]	29	[4]
Transfers out of Level 3	0	[4]	(29)	[4]
Fair value, Ending Balance	34		37
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	0	[2],[5]	0	[2],[5]
Fixed Maturities [Member] | Corporate Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,497		1,486
Total realized/unrealized gains (losses) included in net income	2	[1],[2]	(27)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	(38)	[3]	(14)	[3]
Purchases	169		83
Settlements	(98)		(92)
Sales	(74)		(122)
Transfers into Level 3	538	[4]	498	[4]
Transfers out of Level 3	(656)	[4]	(315)	[4]
Fair value, Ending Balance	1,340		1,497
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(7)	[2],[5]	(11)	[2],[5]
Fixed Maturities [Member] | CMBS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	348		492
Total realized/unrealized gains (losses) included in net income	(41)	[1],[2]	13	[1],[2]
Total realized/unrealized gains (losses) included in OCI	89	[3]	41	[3]
Purchases	18		18
Settlements	(111)		(72)
Sales	(109)		(225)
Transfers into Level 3	422	[4]	131	[4]
Transfers out of Level 3	(84)	[4]	(50)	[4]
Fair value, Ending Balance	532		348
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(17)	[2],[5]	(5)	[2],[5]
Fixed Maturities [Member] | Collateralized Debt Obligations [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	328		1,869
Total realized/unrealized gains (losses) included in net income	(19)	[1],[2]	(30)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	134	[3]	112	[3]
Purchases	0		0
Settlements	(36)		(129)
Sales	(1)		(54)
Transfers into Level 3	317	[4]	30	[4]
Transfers out of Level 3	0	[4]	(1,470)	[4]
Fair value, Ending Balance	723		328
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[2],[5]	(29)	[2],[5]
Fixed Maturities [Member] | Asset-backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	317		408
Total realized/unrealized gains (losses) included in net income	(2)	[1],[2]	(26)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	45	[3]	18	[3]
Purchases	18		35
Settlements	(58)		(32)
Sales	(34)		(9)
Transfers into Level 3	12	[4]	79	[4]
Transfers out of Level 3	(60)	[4]	(156)	[4]
Fair value, Ending Balance	238		317
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(1)	[2],[5]	(14)	[2],[5]
Fixed Maturities, FVO [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	484		511
Total realized/unrealized gains (losses) included in net income	106	[1],[2]	23	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Purchases	1		0
Settlements	(1)		(2)
Sales	(391)		(43)
Transfers into Level 3	0	[4]	0	[4]
Transfers out of Level 3	0	[4]	(5)	[4]
Fair value, Ending Balance	199		484
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	$ (7)	[2],[5]	$ 19	[2],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	All amounts are before income taxes and amortization of DAC.
[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).